BENEFIT PLAN (Details Narrative) - Titan Trucking LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Multiemployer Plan [Line Items]
Payments to employees	$ 22,500
Defined benefit plan percentage of match	50.00%
Defined benefit plan vesting percentage	100.00%
Employer contribution	$ 11,164	$ 10,957
Maximum [Member]
Multiemployer Plan [Line Items]
Defined benefit plan percentage of match	3.00%